Unaudited Pro Forma Condensed Combined Balance Sheet	3 Months Ended
Dec. 31, 2021
Condensed Combined Balance Sheet Abstract
Unaudited Pro Forma Condensed Combined Balance Sheet
	Maple X Inc.	Maple Heights GP	Pro Forma
Assets
Current Assets
Cash and cash equivalents	2,125	417	2,542
Restricted cash	912	98	1,010
Prepaid expenses and other assets	50	-	50
Land inventory	17,072	9,214	26,286
Total Current assets	20,159	9,729	29,888

Non-current Assets
Real estate properties	16,266	-	16,266
Total non-current assets	16,266	-	16,266

Total assets	36,425	9,729	46,154

Liabilities and Equity
Current Liabilities
Current liabilities - Mortgage and other loans	9,962	3,468	13,430
Current liabilities - Loans from related parties	1,488	-	1,488
Other current liabilities	245	12	257
Accrued interest	69	-	69
Total current liabilities	11,764	3,480	15,244

Non-current Liabilities

Loans from related parties	4,227	-	4,227
Total non-current liabilities	4,227	-	4,227

Total liabilities	15,991	3,480	19,471

Shareholders’ Equity	(27)	322	295
Non-controlling interests	20,461	5,927	26,388
Total Equity	20,434	6,249	26,683
Total liabilities and equity	36,425	9,729	46,154